Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
May 31, 2022
CSI-NPRT1-0722
1.832123.116
Municipal Bonds - 99.9%
	Principal Amount (a)	Value ($)
California - 99.5%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/22	1,295,000	1,310,837
5% 10/1/24	1,220,000	1,270,610
Series 2016 A:
4% 10/1/23	850,000	869,393
5% 10/1/22	1,250,000	1,263,274
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,001,803
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,249,096
Series 2021 A, 2%, tender 4/1/28 (b)	10,000,000	9,465,181
Series A, 2.95%, tender 4/1/26 (b)	985,000	987,169
Series B, 2.85%, tender 4/1/25 (b)	7,215,000	7,215,584
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23 (c)	1,000,000	1,022,252
5% 10/1/24 (c)	1,000,000	1,042,150
5% 10/1/25 (c)	1,000,000	1,063,301
5% 10/1/26 (c)	1,000,000	1,081,651
5% 10/1/27 (c)	1,000,000	1,097,432
5% 10/1/28 (c)	1,000,000	1,107,015
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
4% 6/1/22	350,000	350,000
4% 6/1/23	490,000	496,615
5% 6/1/24	350,000	364,147
5% 6/1/25	400,000	422,863
5% 6/1/26	500,000	536,105
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/23	525,000	539,139
5% 4/1/24	525,000	552,058
5% 4/1/25	415,000	444,793
5% 4/1/26	475,000	518,509
5% 4/1/27	475,000	527,763
5% 4/1/28	375,000	422,380
California Gen. Oblig.:
Series 2014, 4% 5/1/23	2,440,000	2,496,749
Series 2015, 5% 8/1/24	2,060,000	2,194,861
Series 2017, 5% 8/1/23	8,175,000	8,502,488
Series 2018, 5% 8/1/25	250,000	272,716
Series 2020:
4% 3/1/23	5,000,000	5,098,024
4% 3/1/24	2,500,000	2,598,273
5% 11/1/26	2,000,000	2,241,079
5% 11/1/27	1,000,000	1,140,550
Series 2021:
4% 12/1/24	5,000,000	5,239,385
5% 12/1/25	2,500,000	2,748,655
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,800,000	12,484,517
Series 2009 C, 5%, tender 10/18/22 (b)	900,000	911,688
Series 2009 D, 1.7%, tender 10/18/22 (b)	5,300,000	5,303,257
Series 2016 B2, 4%, tender 10/1/24 (b)	6,120,000	6,264,219
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	6,236,618
Series 2019 C:
5%, tender 10/1/25 (b)	3,910,000	4,267,593
5%, tender 10/1/25 (b)	4,400,000	4,746,435
Series 2012 B, 5% 8/15/24	315,000	317,450
Series 2014 A, 5% 10/1/22	1,850,000	1,872,500
Series 2015, 5% 11/15/25	675,000	733,829
Series 2016 A, 4% 3/1/27	475,000	496,235
Series 2021 A:
4% 11/1/23	500,000	516,025
4% 11/1/24	365,000	380,228
5% 11/1/25	500,000	543,142
5% 11/1/26	300,000	332,289
5% 11/1/27	200,000	225,174
Series 2021 B:
5% 11/1/26	250,000	276,908
5% 11/1/27	600,000	675,523
Series 2022 A:
5% 5/15/23	550,000	566,428
5% 5/15/24	1,200,000	1,266,375
5% 5/15/25	1,650,000	1,777,643
5% 5/15/26	1,000,000	1,096,103
5% 5/15/27	275,000	306,848
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	337,181
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,000,000	6,196,487
Series 2021 B1, 0.39%, tender 1/1/24 (b)	2,500,000	2,442,231
Series 2015 A, 5% 11/1/24	1,230,000	1,286,352
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,959,360
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/22	1,020,000	1,031,002
5% 10/1/23	1,230,000	1,275,736
5% 10/1/24	370,000	390,843
5% 10/1/25	1,210,000	1,301,656
5% 10/1/26	355,000	387,406
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,137,904
5% 5/15/24	910,000	961,052
5% 5/15/26	360,000	397,457
5% 5/15/27	350,000	394,008
(Institute On Aging Proj.) Series 2017:
5% 8/15/23	225,000	233,615
5% 8/15/24	285,000	302,748
5% 8/15/25	995,000	1,080,919
5% 8/15/26	275,000	305,149
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/22	625,000	625,000
5% 6/1/23	700,000	722,973
5% 6/1/25	1,250,000	1,344,177
5% 6/1/28	390,000	432,337
Series 2017 A:
5% 11/1/23	450,000	467,083
5% 7/1/24	1,400,000	1,463,327
5% 7/1/25	1,035,000	1,099,363
5% 11/1/25	745,000	799,143
5% 7/1/26	1,065,000	1,147,797
5% 7/1/27	1,235,000	1,346,825
5% 7/1/29	115,000	123,857
Series 2017 B:
5% 7/1/24	1,440,000	1,505,136
5% 1/1/25	1,230,000	1,291,131
5% 7/1/26	500,000	538,872
5% 7/1/27	640,000	697,950
Series 2018:
5% 10/1/22	475,000	480,124
5% 10/1/23	225,000	233,216
5% 10/1/24	275,000	289,915
5% 10/1/25	275,000	294,921
5% 10/1/26	300,000	326,617
Series 2019 A:
5% 4/1/26	650,000	709,539
5% 4/1/27	1,285,000	1,427,739
5% 4/1/28	2,000,000	2,252,695
5% 4/1/29	3,000,000	3,413,264
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	1,500,000	1,426,137
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	298,572
4% 11/15/25	630,000	639,332
4% 11/15/28	710,000	714,408
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	524,124
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	423,301
5% 5/15/26 (Build America Mutual Assurance Insured)	350,000	375,569
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	509,822
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	409,605
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	439,842
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	552,487
(CHF-Davis I, LLC - West Village Student Housing Proj.) Series 2018, 5% 5/15/23	1,000,000	1,018,159
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,342,189
5% 5/15/25	3,400,000	3,551,548
5% 5/15/26	3,000,000	3,162,456
5% 5/15/27	3,000,000	3,186,124
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/23	950,000	967,251
5% 5/15/24	2,265,000	2,338,507
5% 5/15/27	750,000	796,531
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019:
5% 5/15/23 (Build America Mutual Assurance Insured)	400,000	412,525
5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	361,780
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/22	245,000	247,126
4% 10/15/23	285,000	292,378
4% 10/15/24	380,000	390,374
4% 10/15/25	390,000	402,883
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2012 G:
5% 11/1/24	720,000	731,119
5% 11/1/25	5,600,000	5,686,481
Series 2021 D:
5% 11/1/27	3,555,000	4,044,930
5% 11/1/28	3,745,000	4,324,514
Series 2022 C:
5% 8/1/25 (c)	2,530,000	2,709,401
5% 8/1/26 (c)	3,195,000	3,487,013
5% 8/1/27 (c)	2,955,000	3,271,026
5% 8/1/28 (c)	3,175,000	3,552,969
Series B, 5% 10/1/26	325,000	362,829
Series 2014 B, 5% 10/1/22	1,225,000	1,240,269
Series 2014 C, 5% 10/1/22	1,000,000	1,012,464
Series 2021 D, 4% 11/1/26	2,905,000	3,108,063
Series A, 5% 9/1/29	860,000	910,037
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	499,974
Series 2016 B3, 4%, tender 11/1/23 (b)	6,205,000	6,322,520
Series 2020 A:
5% 11/1/23	1,500,000	1,569,369
5% 11/1/24	1,500,000	1,605,328
5% 11/1/25	1,000,000	1,093,511
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/23	2,375,000	2,430,076
5% 5/15/24	1,000,000	1,041,123
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/23	500,000	509,632
5% 1/1/24	750,000	784,097
5% 1/1/25	2,100,000	2,225,846
5% 1/1/26	1,090,000	1,175,626
5% 1/1/27	1,900,000	2,072,085
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,079,311
5% 7/1/25	625,000	675,182
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	1,875,000	1,875,958
Series 2014 B:
5% 7/1/23 (Escrowed to Maturity)	870,000	902,073
5% 7/1/24 (Escrowed to Maturity)	900,000	957,452
Series 2015:
4% 2/1/25	940,000	941,536
5% 2/1/30	200,000	203,272
Series 2016:
5% 10/1/22	725,000	733,817
5% 10/1/24	2,030,000	2,141,516
5% 10/1/25	1,010,000	1,080,503
Series 2017 A, 3% 11/1/22 (d)	365,000	365,693
Series 2018 A, 5% 3/1/27	555,000	607,977
Series 2018, 5% 7/1/23	300,000	310,468
Series 2021 A:
5% 4/1/23	350,000	359,485
5% 4/1/24	375,000	388,904
5% 4/1/25	575,000	605,931
5% 4/1/26	380,000	405,763
5% 4/1/27	600,000	647,648
5% 4/1/28	425,000	462,863
5% 4/1/29	625,000	684,599
5% 4/1/30	440,000	485,186
5% 4/1/31	450,000	499,597
Chula Vista Elementary School District Series 2019, 0% 8/1/23	6,500,000	6,354,624
Corona-Norco Unified School District Series 2013 A, 5% 9/1/22 (Escrowed to Maturity)	500,000	504,737
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	277,248
5% 7/1/27	255,000	288,334
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,018,359
El Dorado County Gen. Oblig. Series 2012, 5% 9/1/22	1,280,000	1,292,353
El Dorado Irr. Distr. Rev. Series 2016 A, 5% 3/1/23	500,000	513,202
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	428,834
5% 9/1/23	1,000,000	1,035,855
5% 9/1/24	1,000,000	1,056,604
5% 9/1/27	150,000	162,819
Series 2016:
4% 9/1/23	1,500,000	1,524,810
4% 9/1/25	1,915,000	1,966,900
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,421,891
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,533,547
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/22	900,000	902,827
5% 7/1/23	770,000	797,964
5% 7/1/24	1,000,000	1,061,304
Emery Unified School District Series D, 0% 8/1/40 (Pre-Refunded to 8/1/23 @ 40.487)	250,000	99,299
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,082,335
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,622,797
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/23	100,000	101,623
4% 2/1/24	240,000	248,179
4% 2/1/25	235,000	244,498
4% 2/1/26	210,000	220,744
4% 2/1/27	230,000	243,632
4% 2/1/28	230,000	245,006
4% 2/1/30	385,000	409,058
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,241,028
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22 (Escrowed to Maturity)	40,000	40,190
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,439,819
Series 2017 A1, 5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,510,000	1,717,324
Series A, 0% 6/1/24 (Escrowed to Maturity)	7,605,000	7,301,768
Indio Pub. Fing. Auth. Lease Rev. Series 2012, 5% 11/1/22	745,000	756,286
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2013, 5% 9/2/22	750,000	757,064
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/22 (Escrowed to Maturity)	615,000	620,827
5% 9/1/23 (Escrowed to Maturity)	1,205,000	1,255,356
Series 2013 A, 5% 9/1/23 (Escrowed to Maturity)	1,500,000	1,561,733
Long Beach Unified School District Series D1, 0% 8/1/29	1,915,000	1,488,570
Los Angeles Cmnty. College District Series 2016 I, 4% 8/1/24	800,000	833,934
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,860,144
Series 2022 G:
5% 12/1/25 (c)	1,500,000	1,646,530
5% 12/1/26 (c)	1,750,000	1,965,142
5% 12/1/27 (c)	1,875,000	2,144,524
5% 12/1/28 (c)	1,625,000	1,885,279
Los Angeles Dept. Arpt. Rev.:
Series 2020 A:
5% 5/15/23	5,000,000	5,150,303
5% 5/15/24	5,000,000	5,272,623
5% 5/15/25	5,015,000	5,432,862
Series 2020 B, 5% 5/15/26	7,000,000	7,742,318
Series C, 5% 5/15/25	265,000	285,894
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A, 5% 5/1/23 (Escrowed to Maturity)	475,000	490,079
Series 2014 B, 5% 5/1/23 (Escrowed to Maturity)	200,000	206,164
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/26	5,670,000	6,295,021
Series A:
5% 7/1/24	435,000	462,401
5% 7/1/25	3,355,000	3,643,155
Series C, 5% 7/1/25	655,000	696,121
Series M1, 5% 7/1/25	300,000	325,766
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/23	2,610,000	2,672,195
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,509,746
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,583,249
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,653,566
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/24	2,850,000	2,712,600
Mount Diablo Unified School District Series 2022 B:
4% 8/1/24	4,335,000	4,521,698
4% 8/1/27	3,000,000	3,243,730
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	888,313
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,783,259
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,204,663
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000,000	10,210,689
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	2,125,000	2,208,870
5% 8/1/24	1,900,000	2,018,135
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	2,400,000	2,550,800
Series 2016:
5% 8/1/26	1,470,000	1,626,202
5% 8/1/29	940,000	1,034,530
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Liquidity Facility Orange County Local Trans. Auth. Sales Tax Rev.)	5,000,000	5,344,130
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,228,010
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,087,136
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,005,000	807,690
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	311,090
5% 11/1/24	300,000	316,843
5% 11/1/25	350,000	376,028
5% 11/1/26	475,000	517,802
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,148,731
5% 11/1/26	1,875,000	2,043,957
Perris Union High School District Series A, 5% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	625,000	630,874
Pittsburg School District Series C, 0% 8/1/52 (Pre-Refunded to 8/1/22 @ 16.874)	1,275,000	214,738
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,650,122
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,539,886
5% 6/15/24	2,440,000	2,581,681
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,925,620
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/22	990,000	997,736
5% 9/1/23	1,345,000	1,389,848
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (b)	25,000,000	25,023,784
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014, 5% 9/1/22 (Assured Guaranty Muni. Corp. Insured)	1,400,000	1,412,347
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/22	300,000	301,905
5% 8/1/23	1,000,000	1,039,350
5% 8/1/24	730,000	776,188
5% 8/1/25	1,950,000	2,119,675
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,468,214
Riverside Swr. Rev. Series 2015 A, 5% 8/1/24	1,500,000	1,594,907
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,265,754
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	419,172
Series 2014:
5% 7/1/23	605,000	625,184
5% 7/1/25	50,000	52,698
Series 2021:
4% 7/1/22 (Assured Guaranty Muni. Corp. Insured)	675,000	676,524
4% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	900,000	921,421
4% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,036,869
4% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,260,488
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,166,134
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	374,699
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	669,509
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	268,168
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22 (Escrowed to Maturity)	275,000	275,839
5% 7/1/23	430,000	445,145
5% 7/1/24	675,000	715,953
5% 7/1/25	605,000	652,639
Series 2018 B:
5% 7/1/22 (Escrowed to Maturity)	1,000,000	1,003,051
5% 7/1/23	3,060,000	3,167,777
5% 7/1/24	1,560,000	1,654,648
5% 7/1/25	2,040,000	2,200,634
Series 2018 D:
5% 7/1/22	300,000	300,863
5% 7/1/23	500,000	516,409
5% 7/1/24	400,000	422,421
Series 2018 E, 5% 7/1/28	745,000	835,109
Series 2020:
5% 7/1/23	350,000	362,327
5% 7/1/24	730,000	769,239
5% 7/1/25	1,045,000	1,127,286
5% 7/1/26	370,000	406,531
5% 7/1/27	830,000	925,829
5% 7/1/28	700,000	784,666
Sacramento Muni. Util. District Elec. Rev. Bonds Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	2,054,774
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	558,751
Series A, 5% 6/1/26	900,000	983,392
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	2,495,000	2,402,880
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/22	1,500,000	1,504,489
5% 7/1/24	1,415,000	1,497,280
5% 7/1/26	1,450,000	1,600,283
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	47,522
Series 2020 B:
5% 7/1/23	3,755,000	3,882,738
5% 7/1/29	1,025,000	1,159,152
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,138,985
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,400,000	1,462,027
5% 10/15/25	1,605,000	1,752,775
San Francisco City & County Redev. Agcy. Successor (San Francisco Redev. Projs.) Series 2014 C, 5% 8/1/22	175,000	176,053
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	325,000	326,939
Series 2014:
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	400,000	414,465
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	795,156
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22 (Escrowed to Maturity)	1,100,000	1,100,000
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	1,871,568
5% 10/1/23	900,000	938,671
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,165,474
San Mateo County Joint Powers Fing. Auth. Series 2019 A, 5% 7/15/23	3,440,000	3,568,460
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,835,924
Series 2013 A, 5% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	815,000	848,232
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/22 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,001,327
5% 6/15/23 (Assured Guaranty Muni. Corp. Insured)	630,000	650,455
5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	100,000	105,807
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/23	1,125,000	1,156,717
5% 4/1/25	1,250,000	1,345,077
Santa Monica Pub. Fin. Rev. (Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	401,273
South Bay Union School District Series 2019, 0% 8/1/22	2,230,000	2,223,673
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A, 5% 8/15/22	750,000	755,855
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	6,734,021
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/23	650,000	678,544
5% 10/1/24	700,000	745,333
5% 10/1/25	750,000	816,320
5% 10/1/26	1,000,000	1,110,273
5% 10/1/27	1,000,000	1,129,879
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/23 (Assured Guaranty Muni. Corp. Insured)	3,115,000	3,224,339
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	132,160
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,967,812
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/23	1,000,000	1,027,561
5% 6/1/27	500,000	542,964
Turlock Irrigation District Rev. Series 2020:
5% 1/1/24	4,530,000	4,747,524
5% 1/1/25	4,760,000	5,106,929
5% 1/1/26	4,995,000	5,480,522
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	398,490
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/23	450,000	458,405
5% 1/1/24	1,150,000	1,200,633
5% 1/1/26	500,000	539,633
5% 1/1/28	1,000,000	1,101,060
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/24	1,100,000	1,143,184
5% 4/1/26	1,000,000	1,071,534
5% 4/1/28	1,500,000	1,641,962
Series 2022 A:
5% 8/1/23	575,000	591,015
5% 8/1/24	700,000	731,241
5% 8/1/25	500,000	530,415
5% 8/1/26	600,000	645,938
5% 8/1/29	1,055,000	1,167,535
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/22	645,000	646,883
5% 7/1/23	715,000	738,854
5% 7/1/24	500,000	525,209
5% 7/1/25	500,000	535,060
5% 7/1/26	550,000	598,498
5% 7/1/27	600,000	662,948
Series A:
5% 7/1/22	200,000	200,584
5% 7/1/23	175,000	180,838
5% 7/1/24	200,000	210,083
5% 7/1/25	200,000	214,024
5% 7/1/26	250,000	272,044
5% 7/1/27	375,000	411,731
5% 7/1/28	400,000	442,491
5% 7/1/29	350,000	389,889
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	456,525
Series 2014 A:
5% 8/1/22	575,000	578,623
5% 8/1/23	1,500,000	1,558,670
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	526,722
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	699,525
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	645,715
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	421,377
TOTAL CALIFORNIA		601,831,924
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/24	2,000,000	1,837,941
5.625% 7/1/27	200,000	218,141
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
5% 7/1/22	150,000	150,429
5% 7/1/23	50,000	51,575
5% 7/1/24	70,000	73,558
5% 7/1/25	95,000	101,632
5% 7/1/26	100,000	108,576
TOTAL PUERTO RICO		2,541,852
TOTAL MUNICIPAL BONDS (Cost $620,121,768)		604,373,776

Municipal Notes - 1.6%
	Principal Amount (a)	Value ($)
California - 1.6%
California Muni. Fin. Auth. Rev. (Chevron U.S.A., Inc. Proj.) Series 2010 A, 0.55% 6/1/22, VRDN (b)	4,800,000	4,800,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.52% 6/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(d)	4,550,000	4,550,000

TOTAL MUNICIPAL NOTES (Cost $9,350,000)		9,350,000

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $629,471,768)	613,723,776
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(8,964,181)
NET ASSETS - 100.0%	604,759,595

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,341,830 or 1.0% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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